Business Segment and Significant Customer Information - Additional Information (Detail)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2016 Customer	Jun. 30, 2016 Customer	Jun. 30, 2015 Customer	Jun. 30, 2016 Segment Customer	Jun. 30, 2015 Customer	Dec. 31, 2015 Segment Customer	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Sep. 30, 2013 Drillship
Entity Wide Revenue Major Customer [Line Items]
Number of reportable segments | Segment				1
Customer Concentration Risk | Sales
Entity Wide Revenue Major Customer [Line Items]
Number of customers accounted for revenues | Customer		3		3
Customer Concentration Risk | Sales | Customer One
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue		52.00%		50.00%
Customer Concentration Risk | Sales | Customer Two
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue		19.00%		19.00%
Customer Concentration Risk | Sales | Customer Three
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue		19.00%		18.00%
Customer Concentration Risk | Sales | Ultra Deep Water Drillship
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue		3.50%		3.40%
Predecessor
Entity Wide Revenue Major Customer [Line Items]
Number of reportable segments | Segment						1
Number of ultra deepwater drillships for supervise and manage construction | Drillship									2
Predecessor | Customer Concentration Risk | Sales
Entity Wide Revenue Major Customer [Line Items]
Number of customers accounted for revenues | Customer	3		3		3	3	4	2
Predecessor | Customer Concentration Risk | Sales | Customer One
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue	47.00%		28.00%		28.00%	32.00%	24.00%	28.00%
Predecessor | Customer Concentration Risk | Sales | Customer Two
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue	20.00%		26.00%		24.00%	25.00%	18.00%	24.00%
Predecessor | Customer Concentration Risk | Sales | Customer Three
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue	17.00%		24.00%		23.00%	20.00%	17.00%
Predecessor | Customer Concentration Risk | Sales | Customer Four [Member]
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue							14.00%
Predecessor | Customer Concentration Risk | Sales | Ultra Deep Water Drillship
Entity Wide Revenue Major Customer [Line Items]
Percentage of revenue	3.20%		0.90%		0.90%	1.00%	1.60%	1.90%